Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Domestic	$ 1,962	$ 2,336		$ 2,363	[1]
Foreign	1,340	1,281		1,331	[1]
Income before taxes	$ 3,302	$ 3,617	[2]	$ 3,694	[1],[2]

[1]	Based on continuing operations for 2010.
[2]	Presented on a continuing operations basis.